Schedule of Assets Held at End of Year (Details) - EBP 002 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Entity Tax Identification Number	37-1652702
Employee Benefit Plan, Plan Number	002
Employee benefit plan, asset held for investment, investment, excluding plan interest in master trust, current value	$ 79,147
Employee benefit plan, asset held for investment, Total	8,465,678
Investment, Identifier [Axis]: ConocoPhillips Leveraged Stock Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, investment, excluding plan interest in master trust, current value	$ 46,710
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	ConocoPhillips [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: ConocoPhillips Stock Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, investment, excluding plan interest in master trust, current value	$ 118,915
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	ConocoPhillips [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: DFA Investment 95081222 DFA Emerging Markets Core Equity, Inst
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, investment, excluding plan interest in master trust, current value	$ 23,194
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	DFA Investment 95081222 [Member
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Goldman Sachs Core Goldman Sachs Core Plus Fixed Income Collective Trust
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, investment, excluding plan interest in master trust, current value	$ 43,130
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	Goldman Sachs Core [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Goldman Sachs Goldman Sachs Small/Mid Cap Value Class R6
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, investment, excluding plan interest in master trust, current value	$ 23,303
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	Goldman Sachs [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: IGT Dodge & Cox Core Fixed Income Multi-Mgr. Core Fixed Income Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, investment, excluding plan interest in master trust, current value	$ 33,141
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	IGT Dodge & Cox Core Fixed Income [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: IGT Invesco Core Fixed Income Fund Multi-Mgr. Core Fixed Income Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, investment, excluding plan interest in master trust, current value	$ 33,810
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	IGT Invesco Core Fixed Income Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: IGT Invesco Intermediate Gov/Credit Fund Multi-Mgr. Intermediate Government
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, investment, excluding plan interest in master trust, current value	$ 67,116
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	IGT Invesco Intermediate Gov/Credit Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: IGT Invesco Short-Term Bond Fund Short-Term Bond
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, investment, excluding plan interest in master trust, current value	$ 296,839
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	IGT Invesco Short Term Bond Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: IGT Jennison Intermediate Gov/Credit Fund Multi-Mgr. Intermediate Government
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, investment, excluding plan interest in master trust, current value	$ 64,781
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	IGT Jennison Intermediate Gov/Credit Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: IGT Loomis Sayles Core Fixed Income Fund Multi-Mgr. Core Fixed Income Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, investment, excluding plan interest in master trust, current value	$ 32,018
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	IGT Loomis Sayles Core Fixed Income Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: IGT Loomis Sayles Intermediate Fund Multi-Mgr. Intermediate Government
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, investment, excluding plan interest in master trust, current value	$ 33,066
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	IGT Loomis Sayles Intermediate Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: IGT PIMCO Core Fixed Income Fund Multi-Mgr. Core Fixed Income Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, investment, excluding plan interest in master trust, current value	$ 33,799
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	IGT PIMCO Core Fixed Income Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: IGT PIMCO Intermediate Gov/Credit Fund Multi-Mgr. Intermediate Government
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, investment, excluding plan interest in master trust, current value	$ 32,896
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	IGT PIMCO Intermediate Gov/Credit Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: JPMCB Large Cap JPMCB Large Cap Growth Fund; Class CF-E
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, investment, excluding plan interest in master trust, current value	$ 509,253
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	Vanguard Explorer [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Multiple Asset Wraps Insurance Wrapper(s)
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, investment, excluding plan interest in master trust, current value	$ 11,254
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	Multiple Asset Wraps [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Northern Trust Short-Term Investment Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, investment, excluding plan interest in master trust, current value	$ 8,045
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	Northern Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Phillips 66 Leveraged Stock Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, investment, excluding plan interest in master trust, current value	$ 42,114
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	Phillips 66 [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Phillips 66 Stock Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,050,021
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	Phillips 66 [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: The Vanguard Group Vanguard Federal Money Market Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, investment, excluding plan interest in master trust, current value	$ 890
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	The Vanguard Group [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: The Vanguard Group Vanguard Inst 500 Index Trust B
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,468,875
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	The Vanguard Group [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: The Vanguard Group Vanguard Inst Extended Market Index Trust B
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, investment, excluding plan interest in master trust, current value	$ 445,361
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	The Vanguard Group [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: The Vanguard Group Vanguard Inst Total Bond Market Index Trust
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, investment, excluding plan interest in master trust, current value	$ 449,658
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	The Vanguard Group [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: The Vanguard Group Vanguard Inst Total Int Stock Market Index Trust
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, investment, excluding plan interest in master trust, current value	$ 462,479
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	The Vanguard Group [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: The Vanguard Group Vanguard International Growth Fund Admiral Shares
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, investment, excluding plan interest in master trust, current value	$ 109,122
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	The Vanguard Group [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: The Vanguard Group Vanguard International Value Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, investment, excluding plan interest in master trust, current value	$ 60,159
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	The Vanguard Group [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: The Vanguard Group Vanguard Target Retirement 2020 Trust Select
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, investment, excluding plan interest in master trust, current value	$ 127,238
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	The Vanguard Group [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: The Vanguard Group Vanguard Target Retirement 2025 Trust Select
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, investment, excluding plan interest in master trust, current value	$ 253,688
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	The Vanguard Group [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: The Vanguard Group Vanguard Target Retirement 2030 Trust Select
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, investment, excluding plan interest in master trust, current value	$ 305,361
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	The Vanguard Group [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: The Vanguard Group Vanguard Target Retirement 2035 Trust Select
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, investment, excluding plan interest in master trust, current value	$ 331,868
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	The Vanguard Group [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: The Vanguard Group Vanguard Target Retirement 2040 Trust Select
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, investment, excluding plan interest in master trust, current value	$ 301,336
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	The Vanguard Group [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: The Vanguard Group Vanguard Target Retirement 2045 Trust Select
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, investment, excluding plan interest in master trust, current value	$ 353,727
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	The Vanguard Group [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: The Vanguard Group Vanguard Target Retirement 2050 Trust Select
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, investment, excluding plan interest in master trust, current value	$ 385,224
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	The Vanguard Group [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: The Vanguard Group Vanguard Target Retirement 2055 Trust Select
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, investment, excluding plan interest in master trust, current value	$ 294,777
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	The Vanguard Group [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: The Vanguard Group Vanguard Target Retirement 2060 Trust Select
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, investment, excluding plan interest in master trust, current value	$ 127,131
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	The Vanguard Group [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: The Vanguard Group Vanguard Target Retirement 2065 Trust Select
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, investment, excluding plan interest in master trust, current value	$ 48,618
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	The Vanguard Group [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: The Vanguard Group Vanguard Target Retirement 2070 Trust Select
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, investment, excluding plan interest in master trust, current value	$ 14,602
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	The Vanguard Group [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: The Vanguard Group Vanguard Target Retirement Income Trust
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, investment, excluding plan interest in master trust, current value	$ 87,633
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	The Vanguard Group [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: The Vanguard Group Vanguard Windsor II Fund Admiral Shares
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, investment, excluding plan interest in master trust, current value	$ 198,830
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	The Vanguard Group [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Explorer Vanguard Explorer Fund Admiral Shares
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, investment, excluding plan interest in master trust, current value	$ 56,549
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	Vanguard Explorer [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Maximum
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, participant loan, interest rate	9.50%
Minimum
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, participant loan, interest rate	3.25%